Label	Element	Value
Common Class A Member
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	8,735,714
Common Class B Member
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	2,013,953